Trade and other receivables - Bad Debt Provisions (Details) - Trade receivables - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [Line items]
At beginning of year	£ 112.5	£ 111.7	£ 116.6
New acquisitions	3.7	3.5	5.0
Charged to the income statement	17.2	50.6	45.4
Released to the income statement	(27.9)	(9.8)	(19.0)
Exchange adjustments	(1.7)	(2.8)	(4.1)
Transfer to disposal group classified as held for sale	0.0	0.0	(8.9)
Utilisations and other movements	(33.3)	(40.7)	(23.3)
At end of year	£ 70.5	£ 112.5	£ 111.7